Share based payment arrangements - Narrative (Details) € in Thousands					12 Months Ended
	Mar. 01, 2019 EUR (€)	Feb. 28, 2019	Apr. 12, 2018 EquityInstruments	Apr. 07, 2017 EquityInstruments shares	Dec. 31, 2019 EUR (€) EquityInstruments	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation, options authorized | shares				372,000
Options granted (in shares) | EquityInstruments			93,000	279,000		93,000
Options granted (in percent)			25.00%	75.00%
Vesting period					4 years
Number of consecutive days option may be exercised					90 days
Share price exceeds the exercise price (as a percent)					20.00%
Options exercisable (in shares) | EquityInstruments					0
Options outstanding | EquityInstruments					353,400	353,400	279,000
Weighted-average contractual life					7 years 6 months	8 years 6 months
Expenses recognized in profit and loss					€ 671	€ 604	€ 386
Share-based payment transaction with the non-controlling shareholder of a subsidiary					819
Right-of-use					3,984
Lease liabilities					3,610
voxeljet China
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minority ownership interest (as a percent)	30.00%	4.175%
Lease period	6 years
Rent free lease period	3 years
Right-of-use	€ 813
Lease liabilities	813
Non-controlling interests
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transaction with the non-controlling shareholder of a subsidiary					216
Non-controlling interests | voxeljet China
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transaction with the non-controlling shareholder of a subsidiary	216
Capital Reserves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transaction with the non-controlling shareholder of a subsidiary					€ 603
Capital Reserves | voxeljet China
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transaction with the non-controlling shareholder of a subsidiary	€ 604
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Lease period					3 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Lease period					10 years